Leases	12 Months Ended
Sep. 30, 2020
Leases [Abstract]
Leases

4.  Leases.

The Company leases certain assets under operating leases, which primarily consist of real estate leases for the corporate office and some of our terminal locations and 30 full-service leased 2019 model year tractors. Certain operating leases provide for renewal options, which can vary by lease and are typically offered at their fair rental value. The Company has not made any residual value guarantees related to its operating leases. Operating leases with an initial term of more than 12 months are included in our Consolidated Balance Sheets as discounted liabilities and corresponding right-of-use assets consisting of the following (in thousands):

Asset (Liability)
Balance
September 30, 2020
Right-of-use assets	$2,964
Lease liabilities, current	$(1,065)
Lease liabilities, long-term	$(2,073)

As the Company’s operating leases do not provide an implicit rate, the Company utilized its incremental borrowing rate determined by obtaining a quote from their lender and applied to the individual leases. The assumptions underlying the calculation of the Company’s right-of-use assets and lease liabilities are disclosed below.

	September 30, 2020
	Weighted-average	Weighted-average
	Remaining lease term	Discount rate
Revenue equipment and other leases	2.9 years	3.50%
Real estate leases	3.4 years	3.25%

Future minimum annual lease payments for assets under operating leases as of September 30, 2020 are as follows (in thousands):

Fiscal Year	Total
2021	1,153
2022	987
2023	797
2024	295
2025	7
Thereafter	—
Total future minimum lease payments	$3,239
Less: Imputed interest	(257)
Present value of operating lease liabilities	$2,982

Aggregate expense under operating leases was $1,216,000, $1,549,000 and $1,274,000 for 2020, 2019 and 2018, respectively. Certain operating leases include rent escalation provisions, which are recognized as expense on a straight-line basis.